Employee Benefit Plan, Description of Plan (Details) - EBP	12 Months Ended
Dec. 31, 2025 USD ($) Rate
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage | Rate	75.00%
EBP, Participant Contribution, Maximum Annual Compensation, Amount	$ 23,500
EBP, Employer and Participant Contribution, Maximum Annual Compensation, Amount	$ 70,000
EBP, Employer and Participant Contribution, Maximum Annual Compensation, Percentage | Rate	100.00%
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Participant Contribution, Automatic, Deferral Rate, Annual Increase	1.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%
EPB, Employer Contribution, Non-Elective Contribution	$ 32,300,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Vested Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Notes Receivable, Loan Processing Fee	$ 50
EBP, Asset Held for Investment, Participant Loan, Interest Rate	1.00%
EBP, Employer Contribution, Non-Elective Contribution, percent	3.00%
EBP, Participant Contribution	$ 11,250
EBP, Qualified Birth or Adoption Distribution	5,000
Forfeitures
EBP, Description of Plan [Line Items]
EPB, Employer Contribution, Non-Elective Contribution	$ 4,200,000
100% match
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	2.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Elective, Deferral Rate, Annual Increase	10.00%
EBP, Employer Contribution, Matching Percentage	4.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Maximum | 50% match
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	6.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Elective, Deferral Rate, Annual Increase	1.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Minimum | 50% match
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	2.00%
Participants over age 50 [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Maximum Annual Compensation, Amount	$ 31,000
EBP, Employer and Participant Contribution, Maximum Annual Compensation, Amount	$ 77,500